Note 13 - Sale of Spanish Subsidiaries 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Disposal Group, Not Including Discontinued Operation, Assets and Liabilities of Subsidiary Sold [Table Text Block]
As of
March 25,
Spain	2025
(in thousands)

Assets:
Other current assets	$36
Total assets sold	$36

Liabilities:
Accounts payable	$196
Short secured debt	2,773
Operating leases, current liabilities	29
Other current liabilities	203
Operating leases, non-current liabilities	423
Total liabilities sold	$3,624

Net (gain)/loss on sale of net assets	$(3,588)

As of
March 25,
Spain	2025
(in thousands)

Assets:
Other current assets	$36
Total assets sold	$36

Liabilities:
Accounts payable	$196
Short secured debt	2,773
Operating leases, current liabilities	29
Other current liabilities	203
Operating leases, non-current liabilities	423
Total liabilities sold	$3,624

Net (gain)/loss on sale of net assets	$(3,588)